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                       SUPPLEMENT DATED OCTOBER 30, 1995
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1995
              FOR FLEXIBLE PAYMENT VARIABLE ANNUITY CERTIFICATES
              ISSUED BY NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                  AND FUNDED THROUGH ITS SEPARATE ACCOUNT II

       THIS SUPPLEMENT MODIFIES THE STATEMENT OF ADDITIONAL INFORMATION
 AND SHOULD BE READ AND RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION.


Page 17, Part 5 of the Statement of Additional Information, NATIONAL INTEGRITY AND CUSTODIAN, is amended to include the following:

     On October 10, 1995, National Integrity Life Insurance Company was upgraded to "A" (Excellent) by A.M. Best Company.